Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
		2025	2024	2023
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	34.3353	34.3353	34.2265
Period average	$: THB	34.3173	35.2262	34.7867
Period-end	$: RMB	7.2994	7.2994	7.0971
Period average	$: RMB	7.2076	7.1946	7.0835
The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
		2024	2023	2022
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	34.3353	34.2265	34.6153
Period average	$: THB	35.2262	34.7867	35.1428
Period-end	$: RMB	7.2994	7.0971	6.9091
Period average	$: RMB	7.1946	7.0835	6.4569

Schedule of Estimated Useful Lives of the Plan and Equipment	The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years
The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years